SUBSEQUENT EVENTS (Details Narrative) - USD ($)														3 Months Ended
	Feb. 01, 2022	Aug. 01, 2021	Feb. 01, 2021	Jan. 13, 2021	Oct. 31, 2020	Sep. 24, 2020	Sep. 16, 2020	Sep. 14, 2020	Sep. 01, 2020	Aug. 20, 2020	Aug. 19, 2020	Jul. 13, 2020	Jul. 09, 2020	Sep. 30, 2020	Jun. 30, 2020
Subsequent Event [Member] | One Individual Subscriber [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued				7,000,000
Value of shares issued				$ 105,000
Purchase price (in dollars per share)				$ 0.015
Subsequent Event [Member] | New Consulting Agreement [Member]
Subsequent Event [Line Items]
Total number of consultant earn restricted stock			96,000
Number of consultant earn restricted stock	48,000	48,000
Power Up Lending Group Ltd [Member]
Subsequent Event [Line Items]
Principal amount															$ 64,000
Power Up Lending Group Ltd [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Number of common stock issued											222,891		42,079
Principal amount											$ 19,000		$ 20,000
Debt instrument issuance date											Jul. 25, 2019		Jul. 25, 2019
Accrued and unpaid interest											$ 4,916
Total accrued and unpaid interest											23,916
Debt outstanding											$ 0
Power Up Lending Group Ltd [Member] | Subsequent Event [Member] | Convertible Notes [Member] | Note Settlement Agreement [Member]
Subsequent Event [Line Items]
Debt instrument issuance date							Nov. 04, 2019
Debt outstanding							$ 75,000
Labrys Fund, LP [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Number of common stock issued										600,000		68,500
Principal amount										$ 54,180		$ 37,504
Debt instrument issuance date										Jan. 10, 2020		Jan. 10, 2020
Debt outstanding										$ 55,166
Firstfire Global Opportunities Fund LLC [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Number of common stock issued								350,000	75,000
Principal amount								$ 13,550	$ 10,200
Debt instrument issuance date								Sep. 11, 2019	Sep. 11, 2019
Debt outstanding								$ 141,250
Morningview Financial LLC [Member] | Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Number of common stock issued						568,182
Principal amount						$ 15,000
Debt instrument issuance date						Nov. 20, 2019
Debt outstanding						$ 150,000
BHP Capital NY [Member] | Subsequent Event [Member] | Amendment to Share Purchase Agreement [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Description of installment payment terms					Last installment of $23,186.79									3 installments
Debt instrument aggregate payment					$ 23,187									$ 69,561
Debt instrument periodic payment principal														68,699
Debt instrument periodic payment interest														$ 862